STOCKHOLDERS' EQUITY (Details - Option Activity) - Equity Option [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(26,063)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	426,042
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	426,042
Option Indexed to Issuer's Equity, Strike Price | $ / shares	$ 5.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 11 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	26,063
Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(26,063)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	215,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	215,667
Option Indexed to Issuer's Equity, Strike Price | $ / shares	$ 7.68
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 5 months 19 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	26,063
Option 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,875
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	1,875
Option Indexed to Issuer's Equity, Strike Price | $ / shares	$ 24.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(0)
Option 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	208,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	208,500
Option Indexed to Issuer's Equity, Strike Price | $ / shares	$ 2.98
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 3 months 29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0